Goodwill And Other Intangible Assets Goodwill and Other Intangible Assets (Rollforward of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Beginning balance	$ 76,256	$ 71,401
Goodwill reduction in conjunction with sale of CityInsurance	0	(3,020)
Goodwill acquired in conjunction with the acquisition of AFB	0	7,875
Goodwill, Purchase Accounting Adjustments	(60)	0
Ending balance	$ 76,196	$ 76,256